Unaudited Condensed Consolidated Interim Statements of Changes in Stockholders’ Deficit - USD ($) $ in Thousands		Previously Reported Common Stock	Previously Reported Additional paid-in capital	Previously Reported Accumulated deficit	Previously Reported Accumulated Other Comprehensive Income (Loss)	Previously Reported Non- controlling interest	Preferred Stock	Common Stock		Additional paid-in capital		Accumulated deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling interest	Total
Balance (in Shares) at Sep. 30, 2023								1,259,333
Balance at Sep. 30, 2023										$ 25,544		$ (31,769)	$ 32		$ (6,193)
Stock-based compensation										230					230
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant										1,802					1,802
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)								47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities										213					213
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)								5,629
Issuance of common stock to settle accrued expenses and other current liabilities										1,880					1,880
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)								361,532
Issuance of stock purchase warrants										518					518
Issuance of common stock to settle loans payable – related parties										271					271
Issuance of common stock to settle loans payable – related parties (in Shares)								8,767
Issuance of common stock to settle due to affiliates										2,727					2,727
Issuance of common stock to settle due to affiliates (in Shares)								94,710
Issuance of common stock in connection with reverse recapitalization										150					150
Issuance of common stock in connection with reverse recapitalization (in Shares)								321,495
Foreign currency translation adjustments													(177)		(177)
Comprehensive income (loss) for the period												(8,519)			(8,519)
Balance (in Shares) at Sep. 30, 2024		2,098,999						2,098,999
Balance at Sep. 30, 2024										33,335		(40,288)	(145)		(7,098)
Rounding of post-split shares outstanding per transfer agent (in Shares)		57
Stock-based compensation										6					6
Issuance of common stock as compensation for services										1,364					1,364
Issuance of common stock as compensation for services (in Shares)		847,500
Issuance of common stock in connection with Exit and Settlement Agreement										325					325
Issuance of common stock in connection with Exit and Settlement Agreement (in Shares)		140,100
Issuance of common stock as compensation to board of directors										959					959
Issuance of common stock as compensation to board of directors (in Shares)		690,000
Issuance of common stock to settle accrued expenses and other current liabilities										760					760
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)		354,660
Issuance of common stock, net of issuance of costs										478					478
Issuance of common stock, net of issuance of costs (in Shares)		249,263
Issuance of common stock to settle convertible notes payable										771					771
Issuance of common stock to settle convertible notes payable (in Shares)		319,952
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs (in Shares)		230,000
Reclassification of stock purchase warrants from equity-classified to liability-classified										(238)					(238)
Foreign currency translation adjustments													111		111
Comprehensive income (loss) for the period												(160,788)			(160,788)
Balance (in Shares) at Dec. 31, 2024		4,930,531					0	39,444	[1]
Balance at Dec. 31, 2024			$ 37,760	$ (201,076)	$ (34)		$ 0		[2]	37,760		(201,076)	(34)	$ 0	(163,350)
Issuance of common stock from exercise of pre-funded warrants (in Shares)	[1]							667
Issuance of common stock from exercise of pre-funded warrants									[2]	3,056					3,056
Stock-based compensation										178					178
Foreign currency translation adjustments													(59)		(59)
Comprehensive income (loss) for the period												102,958			102,958
Balance (in Shares) at Mar. 31, 2025							0	40,111	[1]
Balance at Mar. 31, 2025							$ 0	$ 0	[2]	40,994		(98,118)	(93)	0	(57,217)
Balance (in Shares) at Dec. 31, 2024		4,930,531					0	39,444	[1]
Balance at Dec. 31, 2024			37,760	(201,076)	(34)		$ 0		[2]	37,760		(201,076)	(34)	0	(163,350)
Comprehensive income (loss) for the period															105,977
Balance (in Shares) at Jun. 30, 2025							0	42,967	[1]
Balance at Jun. 30, 2025							$ 0	$ 0	[2]	41,932		(95,099)	(216)	0	(53,383)
Balance (in Shares) at Dec. 31, 2024		4,930,531					0	39,444	[1]
Balance at Dec. 31, 2024			37,760	(201,076)	(34)		$ 0		[2]	37,760		(201,076)	(34)	0	(163,350)
Issuance of common stock in relation to settlement agreement			157												157
Issuance of common stock in relation to settlement agreement (in Shares)		12,500
Issuance of common stock from exercise of options (in Shares)		85,710
Issuance of common stock from exercise of warrants (in Shares)		7,185,861
Issuance of common stock from exercise of warrants		$ 1	31,918												31,919
Issuance of common stock in relation to conversion of note			1,792												1,792
Issuance of common stock in relation to conversion of note (in Shares)		503,455
Issuance of common stock in exchange for digital assets			4,360												4,360
Issuance of common stock in exchange for digital assets (in Shares)		522,710
Issuance of equity-classified warrants			7,080												7,080
Adjustments in relation to deconsolidation of subsidiary					213										213
Commitment to issue shares as penalty			300												300
Shares issued as commitment for ELOC agreement			1,250												1,250
Issuance of shares as collateral for investment (in Shares)		2,000,000
Stock-based compensation (in Shares)		3,370,000
Stock-based compensation		$ 1	18,825												18,826
Issuance of common stock and warrants for services performed			2,817												2,817
Issuance of common stock and warrants for services performed (in Shares)		310,000
Issuance of shares for settlement of debt on related party (in Shares)		105,000
Issuance of shares for settlement of debt on related party			509												509
Capital contribution – SCII			882			$ 6,108									6,990
Accretion of noncontrolling interests subject to possible redemption			(4,913)			(1,981)									(6,894)
Foreign currency translation adjustments					$ (179)										(179)
Comprehensive income (loss) for the period				78,549		82									78,631
Balance (in Shares) at Dec. 31, 2025		19,025,767					0	152,206	[1]
Balance at Dec. 31, 2025		$ 2	102,737	(122,527)		4,209	$ 0	$ 2		102,737		(122,527)	0	4,209	(15,579)
Balance (in Shares) at Mar. 31, 2025							0	40,111	[1]
Balance at Mar. 31, 2025							$ 0	$ 0	[2]	40,994		(98,118)	(93)	0	(57,217)
Issuance of common stock in relation to settlement agreement								$ 0	[2]	157					157
Issuance of common stock in relation to settlement agreement (in Shares)	[1]							100
Issuance of common stock from exercise of options	[2]							$ 0		0
Issuance of common stock from exercise of options (in Shares)	[1]							674
Issuance of common stock in relation to conversion of note								$ 0	[2]	781					781
Issuance of common stock in relation to conversion of note (in Shares)	[1]							2,082
Foreign currency translation adjustments													(123)		(123)
Comprehensive income (loss) for the period												3,019			3,019
Balance (in Shares) at Jun. 30, 2025							0	42,967	[1]
Balance at Jun. 30, 2025							$ 0	$ 0	[2]	41,932		(95,099)	(216)	0	(53,383)
Balance (in Shares) at Dec. 31, 2025		19,025,767					0	152,206	[1]
Balance at Dec. 31, 2025		$ 2	102,737	(122,527)		4,209	$ 0	$ 2		102,737		(122,527)	0	4,209	(15,579)
Issuance of common stock from exercise of warrants (in Shares)	[1]							27,871
Issuance of common stock from exercise of warrants								$ 0	[2]	4,960		0			4,960
Stock-based compensation (in Shares)	[1]							3,800
Stock-based compensation								$ 0	[2]	1,907		0			1,907
Issuance of common stock in relation to private placement (in Shares)	[1]							19,512
Issuance of common stock in relation to private placement								$ 0	[2]	0	[2]	0			0	[2]
Issuance of preferred stock in relation to private placement (in Shares)							200	0	[1]
Issuance of preferred stock in relation to private placement										0
Issuance of common stock for purchase of subsidiaries (in Shares)	[1]							52,963
Issuance of common stock for purchase of subsidiaries								$ 1		24,902		0			24,903
Conversion of note into equity								$ 0	[2]	3,153		0			3,153
Conversion of note into equity (in Shares)	[1]							13,000
Equity classified warrants issued as part of purchase of subsidiaries										45,646		0			45,646
Shares issued as penalty (in Shares)	[1]							585
Shares issued as penalty								$ 0	[2]	0		0			0	[2]
Shares issued to settle commitment under ELOC agreement (in Shares)	[1]							2,439
Shares issued to settle commitment under ELOC agreement								$ 0	[2]	0		0			0	[2]
Issuance of shares from ELOC exercises (in Shares)	[1]							31,745
Issuance of shares from ELOC exercises								$ 1		3,529		0			3,530
Issuance of shares for settlement of debt on related party (in Shares)	[1]							1,600
Issuance of shares for settlement of debt on related party								$ 0	[2]	300		0			300
Subsidiary consolidation for the first time										0			(139)	1,739	1,600
Accretion of noncontrolling interests subject to possible redemption										(1,275)		0		(514)	(1,789)
Foreign currency translation adjustments										0		0	115	128	243
Comprehensive income (loss) for the period										0		(27,147)		796	(26,351)
Balance (in Shares) at Mar. 31, 2026							200	305,721	[1]
Balance at Mar. 31, 2026							$ 0	$ 4		185,859		(149,674)	(24)	6,358	42,523
Balance (in Shares) at Dec. 31, 2025		19,025,767					0	152,206	[1]
Balance at Dec. 31, 2025		$ 2	$ 102,737	$ (122,527)		$ 4,209	$ 0	$ 2		102,737		(122,527)	0	4,209	$ (15,579)
Shares issued to settle commitment under ELOC agreement (in Shares)															14,800
Comprehensive income (loss) for the period															$ (107,780)
Balance (in Shares) at Jun. 30, 2026							200	758,660	[1]
Balance at Jun. 30, 2026							$ 0	$ 10		207,104		(232,162)	(276)	5,665	(19,659)
Balance (in Shares) at Mar. 31, 2026							200	305,721	[1]
Balance at Mar. 31, 2026							$ 0	$ 4		185,859		(149,674)	(24)	6,358	42,523
Issuance of common stock from exercise of warrants (in Shares)	[1]							211,544
Issuance of common stock from exercise of warrants								$ 3		12,795					12,798
Issuance of common stock in connection with the VisionWave share exchange (in Shares)	[1]							48,000
Issuance of common stock in connection with the VisionWave share exchange								$ 1		2,353					2,354
Issuance of common stock in relation to conversion of note										2,139					2,139
Issuance of common stock in relation to conversion of note (in Shares)	[1]							33,395
Issuance of shares from ELOC exercises (in Shares)	[1]							160,000
Issuance of shares from ELOC exercises								$ 2		4,541					4,543
Transaction with non-controlling interests and deconsolidation of subsidiary										358				(1,140)	(782)
Accretion of noncontrolling interests subject to possible redemption										(941)				(380)	(1,321)
Foreign currency translation adjustments													(252)	(231)	(483)
Comprehensive income (loss) for the period												(82,488)		1,058	(81,430)
Balance (in Shares) at Jun. 30, 2026							200	758,660	[1]
Balance at Jun. 30, 2026							$ 0	$ 10		$ 207,104		$ (232,162)	$ (276)	$ 5,665	$ (19,659)

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).
[2]	Less than $1 thousand.